Tax Status (Details) - Rhinebeck Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025
Tax Status
EBP, Tax Determination Letter, Obtained [true false]	true
Determination letter date	Aug. 21, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember